Description of Organization and Business Operations	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Description of Organization and Business Operations

Note 1 — Description of Organization and Business Operations

OmniLit Acquisition Corp. (the “Company”) was incorporated in Delaware for the purpose of effecting a merger, capital stock exchange, asset acquisition, stock purchase, reorganization, or similar business combination with one or more businesses (the “Business Combination”).

As of June 30, 2023, the Company had not commenced any operations other than searching for a business combination after our Initial Public Offering (as defined below). All activity for the period from May 20, 2021 (inception) through June 30, 2023 relates to the Company’s formation, the Initial Public Offering and, subsequent to the Initial Public Offering, identifying a target company for a Business Combination. The Company will not generate any operating revenues until after the completion of its initial Business Combination, at the earliest. The Company will generate non-operating income in the form of interest income on cash and cash equivalents from the proceeds derived from the Initial Public Offering. The Company has selected December 31 as its fiscal year end.

The registration statement for the Initial Public Offering was declared effective by the U.S. Securities and Exchange Commission (the “SEC”) on November 8, 2021 (the “Effective Date”). On November 12, 2021, the Company completed its initial public offering (the “Initial Public Offering” or “IPO”) of 14,375,000 units (“Units”), including the issuance of 1,875,000 Units as a result of the underwriters’ exercise in full of their over-allotment option at an offering price of $10.00 per Unit, generating gross proceeds of $143,750,000 which is discussed in Note 3.

Simultaneously with the closing of the IPO, the Company consummated a private placement (the “Private Placement”) of 6,201,750 warrants to OmniLit Sponsor LLC, a Delaware limited liability company and the Company’s sponsor (the “Sponsor”), 575,000 warrants to Imperial Capital, LLC, a Delaware limited liability company (“Imperial Capital”), and 143,750 warrants to I-Bankers Securities, Inc., a Texas corporation (“I- Bankers”), (together, the “Private Placement Warrants”), each at a price of $1.00 per Private Placement Warrant, generating total proceeds of $6,920,500, which is described in Note 4.

Transaction costs amounted to $8,333,135, consisting of $2,875,000 of underwriting discount, $5,031,250 of deferred underwriting discount, and $426,884 of other offering costs. In addition, $1,579,046 of cash was held outside of the Trust Account (as defined below) and is available for working capital purposes.

The Company’s Business Combination must be with one or more target businesses that together have a fair market value equal to at least 80% of the balance in the Trust Account (as defined below) (net of taxes payable) at the time of the signing of an agreement to enter into the Business Combination. However, the Company will only complete the Business Combination if the post-Business Combination company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act of 1940, as amended (the “Investment Company Act”). There is no assurance that the Company will be able to successfully effect the Business Combination.

Upon the closing of the Initial Public Offering, a total of $146,625,000 ($10.20 per Unit) of the net proceeds from the IPO and the Private Placement was deposited in a trust account (“Trust Account”) and invested in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act, with a maturity of 180 days or less or in any open-ended investment company that holds itself out as a money market fund meeting the conditions of Rule 2a-7 of the Investment Company Act, as determined by the Company. Except with respect to interest earned on the funds held in the Trust Account that may be released to the Company to pay its franchise and income tax obligations (less up to $100,000 of interest to pay dissolution expenses), the proceeds from the IPO and the sale of the Private Placement Warrants will not be released from the Trust Account until the earliest of: (a) the completion of the Business Combination; (b) the redemption of any public shares properly submitted in connection with a stockholder vote to amend the Company’s certificate of incorporation; and (c) the redemption of the Company’s public shares if the Company is unable to complete the Business Combination within 15 months from the closing of the IPO (or up to 21 months from the closing of the IPO, if the Company extend the period of time to consummate a business combination, as described in more detail in our final prospectus related to our IPO filed with the SEC on November 10, 2021 (the “Prospectus”)), subject to applicable law. The proceeds deposited in the Trust Account could become subject to the claims of the Company’s creditors, if any, which could have priority over the claims of the Company’s public stockholders.

The Company will provide its public stockholders with the opportunity to redeem all or a portion of their public shares upon the completion of the Business Combination either: (i) in connection with a stockholder meeting called to approve the Business Combination; or (ii) by means of a tender offer. The decision as to whether the Company will seek stockholder approval of a proposed Business Combination or conduct a tender offer will be made by the Company, solely in its discretion. The stockholders will be entitled to redeem their shares for a pro rata portion of the amount then on deposit in the Trust Account (initially approximately $10.20 per share, plus any pro rata interest earned on the funds held in the Trust Account and not previously released to the Company to pay its tax obligations).

All of the public shares contain a redemption feature which allows for the redemption of such public shares in connection with the Company’s liquidation, if there is a stockholder vote or tender offer in connection with the initial Business Combination and in connection with certain amendments to the Company’s amended and restated memorandum and articles of association.

In accordance with SEC and its guidance on redeemable equity instruments, which has been codified in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 480-10-S99, redemption provisions not solely within the control of a company require common stock subject to redemption to be classified outside of permanent equity. Given that the public shares will be issued with other freestanding instruments (i.e., public warrants), the initial carrying value of common stock classified as temporary equity will be the allocated proceeds determined in accordance with FASB ASC 470-20. The public shares are subject to FASB ASC 480-10-S99. If it is probable that the equity instrument will become redeemable, the Company has the option to either (i) accrete changes in the redemption value over the period from the date of issuance (or from the date that it becomes probable that the instrument will become redeemable, if later) to the earliest redemption date of the instrument or (ii) recognize changes in the redemption value immediately as they occur and adjust the carrying amount of the instrument to equal the redemption value at the end of each reporting period. The Company has elected to recognize this change immediately.

On December 21, 2022, the Company held a special meeting of stockholders in lieu of an annual meeting of stockholders (the “Meeting”). At the Meeting, the Company’s stockholders approved an amendment to the Company’s Second Amended and Restated Certificate of Incorporation (the “Charter Amendment”) to extend the date by which the Company must consummate its initial Business Combination from February 12, 2023 to November 12, 2023 (the “Combination Period”), or such earlier date as determined by the Company’s board of directors.

On January 26, 2022, the Company held a special meeting of stockholders. At the Meeting, the Company’s stockholders approved an amendment to the Company’s Second Amended and Restated Certificate of Incorporation to provide for the right of a holder of Class B common stock of the Company to convert into Class A common stock of the Company on a one-for-one basis prior to the closing of an initial Business Combination. On January 31, 2023, OmniLit Sponsor LLC voluntarily converted 1,000,00 shares of Class B common stock of the Company it held as of such date into 1,000,000 shares of Class A common stock of the Company in accordance with the Charter. As a result of the foregoing and the results of the Meeting described above, the Company has an aggregate of 2,348,049 shares of Class A common stock and 3,791,667 shares of Class B common stock.

Business Combination Agreement

On May 9, 2023, OmniLit Acquisition Corp. entered into an Agreement and Plan of Merger (the “Merger Agreement”) with Syntec Optics, Inc., a Delaware corporation (“Syntec Optics”), and Optics Merger Sub, Inc., a Delaware corporation and a direct, wholly owned subsidiary of OmniLit Acquisition Corp. (“Merger Sub”). The Merger Agreement provides that, among other things and upon the terms and subject to the conditions thereof, the following transactions will occur:

(i) at the closing of the transactions contemplated by the Merger Agreement (the “Closing”), upon the terms and subject to the conditions of the Merger Agreement, in accordance with applicable provisions of the Delaware General Corporation Law (“DGCL”), Merger Sub will merge with and into Syntec Optics, the separate corporate existence of Merger Sub ceased and Syntec Optics will be the surviving corporation and a wholly owned subsidiary of OmniLit Acquisition Corp. (the “Merger”);

(ii) at the Closing, Syntec Optics will change its name to “Syntec Optics Holdings Inc.” and is referred to herein as “New Syntec Optics”;

(iii) as a result of the Merger, among other things, all shares of capital stock of Syntec Optics outstanding as of immediately prior to the effective time of the Merger were canceled in exchange for the right to receive shares of common stock, par value $0.0001 per share, of New Syntec Optics (“New Syntec Optics Common Stock”) The Aggregate Merger Consideration to be received by equity holders of Syntec Optics as of immediately prior to the Closing will be 31,600,000 shares of OmniLit common stock (at a deemed value of $10.00 per share.;

(iv) following the Closing, OmniLit will issue 26,000,000 additional shares of Common Stock (the “Contingent Earnout”) to the Company’s existing stockholders at the Closing, which Contingent Earnout shares will vest upon OmniLit Common Stock achieving the following stock trading price thresholds (the “Contingent Earnout Trigger Price”) following the Closing: one-third (1/3rd) at $12.50 per share, one-third (1/3rd) at $14.00 per share, and one-third (1/3rd) at $15.50 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like). The Contingent Earnout shares which remain unvested as of the date five (5) years from the Closing (the “Earnout Period”) will be deemed cancelled and no longer subject to vesting.

(v) OmniLit will issue up to 2,000,000 shares of Common Stock (the “Performance-based-Earnout”) to members of the management team of the Surviving Corporation from time to time, to the extent determined by the Board of Directors in its sole discretion, to be issued as restricted stock units or incentive equity grants pursuant to the Incentive Plan described below. The Performance-based Earnout shares shall be awarded by the Board of Directors based on achieving the following performance thresholds following the Closing: one-half (1/2) at achieving revenue of $75 million and adjusted EBITDA of $22.6 million based on 2024 financial audited statements, and one-half (1/2) at achieving revenue of $196 million and adjusted EBITDA of $50.6 million based on the 2025 financial audit statement.

The Board of Directors of OmniLit Acquisition Corp. (the “Board”) has unanimously (i) approved and declared advisable the Business Combination Agreement, the Merger and the other transactions contemplated thereby and (ii) resolved to recommend approval of the Business Combination Agreement and related matters by the stockholders of OmniLit Acquisition Corp.

The consummation of the Business Combination is conditioned upon, among other things, (i) the approval by our stockholders of the proposals set forth herein and approval of Syntec Optics’ stockholders of the transactions contemplated by the Business Combination Agreement (which such approval by Syntec Optics’ stockholders was obtained and delivered by execution of a written consent by the requisite equity holders of Syntec Optics); (ii) this proxy statement/prospectus receiving SEC clearance; (iii) applicable waiting periods under the HSR act expiring or terminating; (iv) the approval by Nasdaq of our initial listing application in connection with the Business Combination. Therefore, unless these conditions are waived by the applicable parties to the Business Combination Agreement, the Business Combination Agreement could terminate, and the Business Combination may not be consummated.

Initial Business Combination

The Company has up to 24 months from the closing of the Initial Public Offering (or up to 24 months from the closing of the IPO to consummate the Business Combination (the “Combination Period”) after a 9 month extension voted on in a Special Meeting on December 21, 2022. However, if the Company is unable to complete the Business Combination within the Combination Period, the Company will redeem 100% of the outstanding public shares for a pro rata portion of the funds held in the Trust Account, equal to the aggregate amount then on deposit in the Trust Account including interest earned on the funds held in the Trust Account and not previously released to the Company to pay its franchise and income taxes obligations and less up to $100,000 of interest to pay dissolution expenses, divided by the number of then outstanding public shares, subject to applicable law and as further described in this registration statement of which the Prospectus forms a part, and then seek to dissolve and liquidate.

The Sponsor, officers, and directors have agreed: (i) to waive their redemption rights with respect to their founder shares and public shares in connection with the completion of the Business Combination; (ii) to waive their redemption rights with respect to their founder shares and public shares in connection with a stockholder vote to approve an amendment to the Company’s certificate of incorporation; and (iii) to waive their rights to liquidating distributions from the Trust Account with respect to their founder shares if the Company fails to complete the Business Combination within the Combination Period.

The Sponsor has agreed that it will be liable to the Company if and to the extent any claims by a third party for services rendered or products sold to the Company, or a prospective target business with which the Company has entered into a written letter of intent, confidentiality or similar agreement, or business-combination agreement, reduce the amount of funds in the Trust Account to below the lesser of: (i) $10.20 per public share; and (ii) the actual amount per public share held in the Trust Account as of the date of the liquidation of the Trust Account, if less than $10.20 per share due to reductions in the value of the trust assets, less taxes payable, provided that such liability will not apply to any claims by a third party or prospective target business who executed a waiver of any and all rights to the monies held in the Trust Account (whether or not such waiver is enforceable) nor will it apply to any claims under the Company’s indemnity of the underwriters of the IPO against certain liabilities, including liabilities under the Securities Act. However, the Company has not asked its Sponsor to reserve for such indemnification obligations, nor has the Company independently verified whether its Sponsor has sufficient funds to satisfy its indemnity obligations and believe that the Sponsor’s only assets are securities of the Company. Therefore, the Company cannot assure that its Sponsor would be able to satisfy those obligations.

Liquidity and Going Concern Consideration

As of June 30, 2023, the Company had cash on hand of $467,760 held outside of the Trust Account available for working capital purposes. On December 31, 2022, the working capital amount was $117,506. In June, 2023, the Trust transferred $45,120 to the Cash account for franchise tax payments. In addition, Sponsor has provided a working capital loan to the Company in the amount of $694,941 against a promissory note dated June 21, 2023 up to $769,941, for operations prior to a Business Combination.

The Company does not believe it will need to raise additional funds in order to meet the expenditures required for operating our business. However, if the estimate of the costs of identifying a target business, undertaking in-depth due diligence and negotiating a Business Combination are less than the actual amount necessary to do so, the Company may have insufficient funds available to operate our business prior to a Business Combination. Moreover, the Company may need to obtain additional financing either to complete a Business Combination or because the Company becomes obligated to redeem a significant number of public shares upon consummation of a Business Combination, in which case the Company may issue additional securities or incur debt in connection with such Business Combination. Subject to compliance with applicable securities laws, the Company would only complete such financing simultaneously with the completion of a Business Combination. If the Company is unable to complete a Business Combination because it does not have sufficient funds available, the Company will be forced to cease operations and liquidate the Trust Account. In addition, following a Business Combination, if cash on hand is insufficient, the Company may need to obtain additional financing in order to meet its obligations.

The Company is a Special Purpose Acquisition Corporation with a scheduled liquidation date of November 12, 2023. The Company plans to complete the transaction before the liquidation date. In connection with the Special Purpose Acquisition Corporation’s assessment of going concern considerations in accordance with ASC Topic 205-40 Presentation of Financial Statements – Going Concern, although the Company intends to consummate a Business Combination on or before November 12, 2023, management has determined that the mandatory liquidation deadline less than 12 months away, should a Business Combination not occur and an extension is not requested by the Sponsor, raises doubt about the Company’s ability to continue as a going concern. No adjustments have been made to the carrying amounts of assets or liabilities should the Company be required to liquidate after November 12, 2023.

Based on the foregoing, management believes that the Company will have insufficient working capital and borrowing capacity to meet its needs through the earlier of the consummation of a Business Combination or one year from this filing. Over this time period, the Company will be using these funds for paying existing accounts payable, identifying and evaluating prospective initial Business Combination candidates, performing due diligence on prospective target businesses, paying for travel expenditures, selecting the target business to merge with or acquire, and structuring, negotiating and consummating the Business Combination.

Risks and Uncertainties

Management is currently evaluating the impact of the COVID-19 pandemic on the industry and has concluded that while it is reasonably possible that the virus could have a negative effect on the Company’s financial position, the specific impact is not readily determinable as of the date of the unaudited condensed financial statement. The unaudited condensed financial statement does not include any adjustments that might result from the outcome of this uncertainty.

In February 2022, The Russian Federation and Belarus commenced a military action with the country of Ukraine. As a result of this action, various nations, including the United States, have instituted economic sanctions against the Russian Federation and Belarus. Further, the impact of this action and related sanctions on the world economy are not determinable as of the date of these condensed unaudited financial statements. The specific impact on the Company’s financial condition, results of operations, and cash flows is also not determinable as of the date of these condensed unaudited financial statements.

Note 1 — Organization and Business Operations

OmniLit Acquisition Corp. (the “Company”) was incorporated in Delaware for the purpose of effecting a merger, capital stock exchange, asset acquisition, stock purchase, reorganization, or similar business combination with one or more businesses (the “Business Combination”). The Company has not selected any specific business-combination target and it has not, nor has anyone on the Company’s behalf, initiated any substantive discussions, directly or indirectly, with any business-combination target.

As of December 31, 2022, the Company had not commenced any operations other than searching for a business combination after our Initial Public Offering (as defined below). All activity for the period from May 20, 2021 (inception) through December 31, 2021 and for the year ended December 31, 2022, relates to the Company’s formation, the Initial Public Offering and, subsequent to the Initial Public Offering, identifying a target company for a Business Combination. The Company will not generate any operating revenues until after the completion of its initial Business Combination, at the earliest. The Company will generate non-operating income in the form of interest income on cash and cash equivalents from the proceeds derived from the Initial Public Offering. The Company has selected December 31 as its fiscal year end.

The registration statements for the Initial Public Offering were declared effective by the U.S. Securities and Exchange Commission (the “SEC”) on November 8, 2021 (the “Effective Date”). On November 12, 2021, the Company completed its initial public offering (the “Initial Public Offering” or “IPO”) of 14,375,000 units (“Units”), including the issuance of 1,875,000 Units as a result of the underwriters’ exercise in full of their over-allotment option at an offering price of $10.00 per Unit, generating gross proceeds of $143,750,000 which is discussed in Note 3. Simultaneously with the closing of the IPO, the Company consummated a private placement (the “Private Placement”) of 6,201,750 warrants to OmniLit Sponsor LLC, a Delaware limited liability company and the Company’s sponsor (the “Sponsor”), 575,000 warrants to Imperial Capital, LLC, a Delaware limited liability company (“Imperial Capital”), and 143,750 warrants to I-Bankers Securities, Inc., a Texas corporation (“I- Bankers”), (together, the “Private Placement Warrants”), each at a price of $1.00 per Private Placement Warrant, generating total proceeds of $6,920,500, which is described in Note 4. Transaction costs amounted to $8,333,135, consisting of $2,875,000 of underwriting discount, $5,031,250 of deferred underwriting discount, and $426,884 of other offering costs. Imperial Capital reduced the deferred fee upon in an amount equal to, in the aggregate, $500,000, on November 21, 2022 , as disclosed in the December 31, 2022 audited financial statements. In addition, $1,579,046 of cash was held outside of the Trust Account (as defined below) and was available for working capital purposes. The Company’s Business Combination must be with one or more target businesses that together have a fair market value equal to at least 80% of the balance in the Trust Account (as defined below) (net of taxes payable) at the time of the signing of an agreement to enter into the Business Combination. However, the Company will only complete the Business Combination if the post-Business Combination company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act of 1940, as amended (the “Investment Company Act”). There is no assurance that the Company will be able to successfully effect the Business Combination.

Upon the closing of the Initial Public Offering, a total of $146,625,000 ($10.20 per Unit) of the net proceeds from the IPO and the Private Placement was deposited in a trust account (“Trust Account”) and invested in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act, with a maturity of 180 days or less or in any open-ended investment company that holds itself out as a money market fund meeting the conditions of Rule 2a-7 of the Investment Company Act, as determined by the Company. Except with respect to interest earned on the funds held in the Trust Account that may be released to the Company to pay its franchise and income tax obligations (less up to $100,000 of interest to pay dissolution expenses), the proceeds from the IPO and the sale of the Private Placement Warrants will not be released from the Trust Account until the earliest of: (a) the completion of the Business Combination; (b) the redemption of any public shares properly submitted in connection with a stockholder vote to amend the Company’s certificate of incorporation; and (c) the redemption of the Company’s public shares if the Company is unable to complete the Business Combination within 24 months from the closing of our IPO (as approved at the 2022 Special Meeting), subject to applicable law. The proceeds deposited in the Trust Account could become subject to the claims of the Company’s creditors, if any, which could have priority over the claims of the Company’s public stockholders.

In connection with the Special Meeting of the Stockholders held on December 21, 2022, the Company provided its public stockholders with the opportunity to redeem all or a portion of their public shares. The stockholders were entitled to redeem their shares for a pro rata portion of the amount then on deposit in the Trust Account (initially approximately $10.20 per share, plus any pro rata interest earned on the funds held in the Trust Account and not previously released to the Company to pay its tax obligations). All of the public shares contain a redemption feature which allows for the redemption of such public shares in connection with the Company’s liquidation, if there is a stockholder vote or tender offer in connection with the initial Business Combination and in connection with certain amendments to the Company’s amended and restated certificate of incorporation.

In this Special Meeting of the Stockholders held on December 21, 2022, an Extension Amendment Proposal and the Trust Amendment Proposal were approved, and as a result, the Company has filed with the state of Delaware an amendment to the Amended and Restated Certificate of Incorporation to provide the Company the right to extend the Combination Period for an additional nine (9) months or such earlier date as determined by the Board, from February 12, 2023 to November 12, 2023. The purpose of the Extension was to provide the Company more time to complete a Business Combination, which the Board believes is in the best interests of our stockholders. With the Extension Proposal approved, neither the Sponsor nor the Company were required to deposit additional funds into the trust account in connection with the Extension.

In connection with the Extension Proposal, stockholders who owned shares of our common stock issued in our IPO (we refer to such stockholders as “public stockholders” and such shares as “public shares”) elected to redeem all or a portion of their public shares. Stockholders who elected to redeem, the redemption for a per-share price, payable in cash, was equal to the aggregate amount then on deposit in the Company’s trust account (the “Trust Account”), including interest (which interest was net of taxes payable), divided by the number of then outstanding public shares. In connection with the vote to approve the Extension Amendment and Trust Amendment Proposals, the holders of 13,026,951 shares of Class A common stock properly exercised their right to redeem their shares for cash at a redemption price of approximately $10.28 per share, for an aggregate redemption amount of approximately $133,917,056. Therefore, as of December 21, 2022, there were 1,348,049 shares of Class A common stock, par value $0.0001 per share, issued and outstanding.

The underwriters were entitled to a deferred fee of $0.35 per Unit, or $5,031,250 in the aggregate as noted in our prospectus, however, the underwriters have issued a letter on November 21, 2022 to the Company that it has reduced the deferred fee to $500,000 in the aggregate. The deferred fee will become payable to the underwriters from the amounts held in the trust account solely in the event that we complete our initial business combination, subject to the same terms of the underwriting agreement, which was attached as an exhibit to our registration statement on form S-1 filed with the SEC in connection with our IPO (File No. 333-260090).

OMNILIT ACQUISITION CORP

NOTES TO FINANCIAL STATEMENTS

In accordance with SEC and its guidance on redeemable equity instruments, which has been codified in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 480-10-S99, redemption provisions not solely within the control of a company require ordinary shares subject to redemption to be classified outside of permanent equity. Given that the public shares will be issued with other freestanding instruments (i.e., public warrants), the initial carrying value of ordinary shares classified as temporary equity will be the allocated proceeds determined in accordance with FASB ASC 470-20. The public shares are subject to FASB ASC 480-10-S99. If it is probable that the equity instrument will become redeemable, the Company has the option to either (i) accrete changes in the redemption value over the period from the date of issuance (or from the date that it becomes probable that the instrument will become redeemable, if later) to the earliest redemption date of the instrument or (ii) recognize changes in the redemption value immediately as they occur and adjust the carrying amount of the instrument to equal the redemption value at the end of each reporting period. The Company has elected to recognize this change immediately.

Initial Business Combination

The Company had 15 months from the closing of the Initial Public Offering (or up to 24 months from the closing of the IPO, if the Company extends the period of time to consummate a business combination, as described in more detail in the Prospectus) to consummate the Business Combination (the “Combination Period”). Following the approval of the Extension Amendment Proposal and Trust Amendment Proposal at the 2022 Special Meeting of Stockholders, the Company now has the right to extend the Combination Period for an additional nine (9) months, or such earlier date as determined by the Board, from February 12, 2023 to November 12, 2023 (“Extended Combination Period”. However, if the Company is unable to complete the Business Combination within the Extended Combination Period, the Company will redeem 100% of the outstanding public shares for a pro rata portion of the funds held in the Trust Account, equal to the aggregate amount then on deposit in the Trust Account including interest earned on the funds held in the Trust Account and not previously released to the Company to pay its franchise and income taxes obligations and less up to $100,000 of interest to pay dissolution expenses, divided by the number of then outstanding public shares, subject to applicable law and as further described in this registration statement of which the Prospectus forms a part, and then seek to dissolve and liquidate.

The Sponsor, officers, and directors have agreed: (i) to waive their redemption rights with respect to their founder shares and public shares in connection with the completion of the Business Combination; (ii) to waive their redemption rights with respect to their founder shares and public shares in connection with a stockholder vote to approve an amendment to the Company’s certificate of incorporation; and (iii) to waive their rights to liquidating distributions from the Trust Account with respect to their founder shares if the Company fails to complete the Business Combination within the Extended Combination Period.

The Sponsor has agreed that it will be liable to the Company if and to the extent any claims by a third party for services rendered or products sold to the Company, or a prospective target business with which the Company has entered into a written LOI, confidentiality or similar agreement, or business-combination agreement, reduce the amount of funds in the Trust Account to below the lesser of: (i) $10.20 per public share; and (ii) the actual amount per public share held in the Trust Account as of the date of the liquidation of the Trust Account, if less than $10.20 per share due to reductions in the value of the trust assets, less taxes payable, provided that such liability will not apply to any claims by a third party or prospective target business who executed a waiver of any and all rights to the monies held in the Trust Account (whether or not such waiver is enforceable) nor will it apply to any claims under the Company’s indemnity of the underwriters of the IPO against certain liabilities, including liabilities under the Securities Act. However, the Company has not asked its Sponsor to reserve for such indemnification obligations, nor has the Company independently verified whether its Sponsor has sufficient funds to satisfy its indemnity obligations and believe that the Sponsor’s only assets are securities of the Company. Therefore, the Company cannot assure that its Sponsor would be able to satisfy those obligations.

Liquidity and Going Concern Consideration

As of December 31, 2022, the Company had cash on hand of $117,506 held outside of the Trust Account and available for working capital purposes. The Sponsor has provided a Commitment Letter to the Company to provide access to $100,000 of additional working capital, if needed, for operations prior to a Business Combination.

The Company does not believe we will need to raise additional funds in order to meet the expenditures required for operating our business. However, if the estimate of the costs of identifying a target business, undertaking in-depth due diligence and negotiating a Business Combination are less than the actual amount necessary to do so, the Company may have insufficient funds available to operate our business prior to a Business Combination. Moreover, the Company may need to obtain additional financing either to complete a Business Combination or because the Company becomes obligated to redeem a significant number of public shares upon consummation of a Business Combination, in which case the Company may issue additional securities or incur debt in connection with such Business Combination. Subject to compliance with applicable securities laws, the Company would only complete such financing simultaneously with the completion of a Business Combination. If the Company is unable to complete a Business Combination because it does not have sufficient funds available, the Company will be forced to cease operations and liquidate the Trust Account. In addition, following a Business Combination, if cash on hand is insufficient, the Company may need to obtain additional financing in order to meet its obligations.

The Company is a Special Purpose Acquisition Corporation with a scheduled liquidation date of November 12, 2023. The Company must implement a resolution by the board as a condition of earlier liquidation date. The Company plans to complete the transaction before the scheduled liquidation date. In connection with the Special Purpose Acquisition Corporation’s assessment of going concern considerations in accordance with ASC Topic 205-40 Presentation of Financial Statements – Going Concern, although the Company intends to consummate a Business Combination on or before November 12, 2023, management has determined that the mandatory liquidation deadline less than 12 months away, should a Business Combination not occur, it raises doubt about the Company’s ability to continue as a going concern. No adjustments have been made to the carrying amounts of assets or liabilities should the Company be required to liquidate after February 12, 2023.

Based on the foregoing, management believes that the Company will have insufficient working capital to meet its needs through the earlier of the consummation of a Business Combination or one year from this filing. Over this time period, the Company will be using these funds for paying existing accounts payable, identifying and evaluating prospective initial Business Combination candidates, performing due diligence on prospective target businesses, paying for travel expenditures, selecting the target business to merge with or acquire, and structuring, negotiating and consummating the Business Combination.

Risks and Uncertainties

Management is currently evaluating the impact of the COVID-19 pandemic on the industry and has concluded that while it is reasonably possible that the virus could have a negative effect on the Company’s financial position and/or search for a target company, the specific impact is not readily determinable as of the date of the financial statement. The financial statement does not include any adjustments that might result from the outcome of this uncertainty.

In February 2022, The Russian Federation and Belarus commenced a military action with the country of Ukraine. As a result of this action, various nations, including the United States, have instituted economic sanctions against the Russian Federation and Belarus. Further, the impact of this action and related sanctions on the world economy are not determinable as of the date of these condensed financial statements. The specific impact on the Company’s financial condition, results of operations, and cash flows is also not determinable as of the date of these condensed financial statements.

OMNILIT ACQUISITION CORP

NOTES TO FINANCIAL STATEMENT